SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average deposits rates	1.44%	0.14%
Amounts offset from accounts receivable	$ 22,032	$ 25,165
Decrease in deferred revenues	4,099	7,507	$ 5,476	$ 1,139
Deferred cost asset			3,512
Increase in accumulated deficit			1,024
Cumulative-effect adjustment to retained earnings			$ 138
Marketing expenses	$ 10,790	$ 8,093
Number of shares outstanding options	7,507,811	6,750,259	6,102,593
Warrant to purchase purchase ordinary shares	26,667	26,667	26,667
Redeemable preferred shares	16,416,749	16,416,749	16,416,749
Operating right-of-use assets	$ 20,958
Reduce accrued rent liability	$ 700
Reverse Share Split	1.5
Severance expenses	$ 3,091	$ 2,330	$ 2,024
Series A preferred shares [Member]
Redeemable preferred shares	27,778	27,778	27,778
Accounting Standards Update 2016-02 [Member]
Operating right-of-use assets	$ 13,200